Equity Method Investments - Summary Financial Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Net loss	$ 313	$ 841	$ 747	$ 1,319
Total comprehensive loss	$ 537	824	$ 1,073	1,254
YPL [Member]
Statement [Line Items]
Mark-to-market of LSEG shares		(136)		(394)
Dividend income		32		32
Gain from call options		18		92
Net loss		(86)		(270)
Total comprehensive loss		$ (86)		$ (270)